Financial Instruments and Fair Value Measurements - Derivatives Not Designated as Hedging Instruments on the Consolidated Statement of Operation (Table) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Other, net	$ 4,282	$ 3,315	$ (1,068)
Gain/ (Loss) on interest rate swaps	(12,671)	8,616	(36,974)
Total	0	0	(36,974)
Foreign currency forward contracts
Derivative [Line Items]
Other, net	0	0	0
Interest rate swaps
Derivative [Line Items]
Gain/ (Loss) on interest rate swaps	$ 12,671	$ 8,616	$ (36,974)